Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2025
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 16 - SELLING AND MARKETING EXPENSES:

	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
Payroll and related expenses	4,961	4,111	3,808
Share-based payment	1,352	643	244
Payment processing fees	520	589	485
Media costs	-	-	1,506
Professional fees	455	143	136
Marketing	1,145	1,059	699
Amortization and impairment of intangible assets and depreciation	187	155	2,765
Other and overheads	509	333	392
	9,129	7,033	10,035